Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred Tax Liabilities
2 2 .	DEFERRED TAX LIABILITIES
The movements in deferred tax liabilities during the years are as follows:

Unrealized gain on investment HK$

January 1, 2018	130,208,677
Deferred tax charged to profit or loss during the year ( N ote 9)	33,148,500

At December 31, 2018 and January 1, 2019	163,357,177
Deferred tax charged to profit or loss during the year ( N ote 9)	79,556,400

At December 31, 2019	242,913,577

As at December
31,
2018 and 2019
,
 the Group had estimated tax losses arising in Hong Kong of HK$1,041,831 and HK$1,010,061 subject to the agreement by the Hong Kong Inland Revenue Department, that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recogni
z
ed in respect of the
unutili
z
ed

tax losses arising in Hong Kong as it is not considered probable that taxable profits would be available against which the tax losses can be utili
z
ed.